NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8%
	Communications - 2.1%
45,392	Match Group, Inc.(a)	$1,484,772
34,803	Omnicom Group, Inc.	2,994,451
75,667	Telephone & Data Systems, Inc.	2,581,001
		7,060,224
	Consumer Discretionary - 12.0%
61,270	Advance Auto Parts, Inc.	2,897,458
31,717	Autoliv, Inc.	2,974,738
34,614	Brinker International, Inc.	4,579,085
30,374	Century Communities, Inc.	2,228,237
21,059	Darden Restaurants, Inc.	3,931,505
24,002	Dick’s Sporting Goods, Inc.	5,492,619
69,840	Etsy, Inc.(a)	3,693,838
63,002	Harley-Davidson, Inc.	1,898,250
27,439	Lear Corporation	2,598,473
38,718	MGM Resorts International(a)	1,341,579
71,322	MillerKnoll, Inc.	1,611,164
91,155	Mister Car Wash, Inc.(a)	664,520
42,082	Nordstrom, Inc.	1,016,280
8,741	Penske Automotive Group, Inc.	1,332,478
21,518	Shoe Carnival, Inc.	711,815
14,528	Sonic Automotive, Inc., Class A	920,349
29,783	Travel + Leisure Company	1,502,552
		39,394,940
	Consumer Staples - 5.2%
53,675	BellRing Brands, Inc.(a)	4,043,874
35,748	Chefs’ Warehouse, Inc. (The)(a)	1,763,091
91,705	Conagra Brands, Inc.	2,544,814
89,052	Flowers Foods, Inc.	1,839,814
29,121	Ingredion, Inc.	4,005,885
19,742	MGP Ingredients, Inc.	777,243
221,513	Payoneer Global, Inc.(a)	2,223,991
		17,198,712
	Energy - 3.1%
24,791	ConocoPhillips	2,458,523

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	Energy - 3.1% (Continued)
1,265,700	HydroGen Corporation(a)(b)	$—
64,161	Murphy Oil Corporation	1,941,512
175,888	Nov, Inc. (a)	2,567,965
323,530	Patterson-UTI Energy, Inc.	2,672,358
76,722	ProPetro Holding Corporation(a)	715,816
		10,356,174
	Financials - 18.5%
32,969	American Financial Group, Inc.	4,514,445
128,724	Apollo Commercial Real Estate Finance, Inc.	1,114,750
25,618	Axos Financial, Inc.(a)	1,789,417
40,767	Brown & Brown, Inc.	4,159,049
7,727	Everest Re Group Ltd.	2,800,728
48,911	EZCORP, Inc., Class A(a)	597,692
101,801	First Commonwealth Financial Corporation	1,722,473
213,786	First Horizon National Corporation	4,305,650
182,325	Fulton Financial Corporation	3,515,226
30,568	Interactive Brokers Group, Inc., Class A	5,400,449
46,316	NBT Bancorp, Inc.	2,212,052
82,299	NMI Holdings, Inc.(a)	3,025,312
24,202	Reinsurance Group of America, Inc.	5,170,273
27,267	Selective Insurance Group, Inc.	2,550,010
40,829	Stifel Financial Corporation(a)	4,331,140
26,103	StoneX Group, Inc.(a)	2,557,311
25,334	Trupanion, Inc.(a)	1,221,099
72,383	Unum Group	5,286,130
24,973	Westamerica BanCorporation	1,310,084
40,365	Western Alliance Bancorp.	3,372,092
		60,955,382
	Health Care - 7.7%
18,027	Addus HomeCare Corporation(a)	2,259,684
36,646	Artivion, Inc.	1,047,709
63,297	DexCom, Inc.(a)	4,922,608
45,871	Encompass Health Corporation	4,236,187
33,810	Harmony Biosciences Holdings, Inc.(a)	1,163,402

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	Health Care - 7.7% (Continued)
12,064	Insulet Corporation(a)	$3,149,548
31,966	Sarepta Therapeutics, Inc.(a)	3,886,746
36,561	Tenet Healthcare Corporation(a)	4,615,096
		25,280,980
	Industrials - 14.9%
60,828	ABM Industries, Inc.	3,113,177
37,764	Albany International Corporation, Class A	3,019,987
78,059	Avista Corporation	2,859,301
28,274	Cactus, Inc., Class A	1,650,071
14,805	Curtiss-Wright Corporation	5,253,850
184,984	Gates Industrial Corp plc(a)	3,805,120
19,741	Heidrick & Struggles International, Inc.	874,724
20,183	Jacobs Solutions, Inc.	2,696,851
24,837	Kirby Corporation(a)	2,627,755
73,077	Knight-Swift Transportation Holdings, Inc.	3,876,004
21,604	MSC Industrial Direct Company, Inc., Class A	1,613,603
27,015	Oshkosh Corporation	2,568,316
5,690	Parker-Hannifin Corporation	3,619,011
20,466	Parsons Corp(a)	1,887,989
29,069	Regal Beloit Corporation	4,509,474
52,848	Rollins, Inc.	2,449,505
78,473	Trinity Industries, Inc.	2,754,402
		49,179,140
	Materials - 7.5%
20,555	Albemarle Corp.	1,769,374
28,146	AptarGroup, Inc.	4,421,737
96,298	Arcadium Lithium plc(a)	494,009
42,187	Avient Corp.	1,723,761
19,817	Balchem Corporation	3,230,072
56,739	Mativ Holdings, Inc.	618,455
31,399	Minerals Technologies, Inc.	2,392,918
39,678	RPM International, Inc.	4,882,774
19,847	Vulcan Materials Company	5,105,244
		24,638,344

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	Real Estate - 13.5%
44,330	Agree Realty Corporation REIT	$3,123,048
44,919	American Assets Trust, Inc. REIT	1,179,573
128,114	American Homes 4 Rent, Class A REIT	4,794,026
109,890	CareTrust, Inc. REIT	2,972,525
102,141	CubeSmart REIT	4,376,742
35,210	EPR Properties REIT	1,559,099
73,509	Equity LifeStyle Properties, Inc. REIT	4,895,698
93,027	Four Corners Property Trust, Inc. REIT	2,524,753
47,643	Getty Realty Corporation REIT	1,435,484
99,620	HA Sustainable Infrastructure Capital, Inc. REIT	2,672,805
18,759	Jones Lang LaSalle, Inc. REIT(a)	4,748,653
84,141	National Retail Properties, Inc. REIT	3,437,160
111,856	Rexford Industrial Realty, Inc. REIT	4,324,353
163,424	SITE Centers Corp REIT(a)	2,498,753
		44,542,672
	Technology - 11.2%
25,969	Akamai Technologies, Inc.(a)	2,483,935
69,173	Allegro MicroSystems, Inc.(a)	1,512,122
20,282	Broadridge Financial Solutions, Inc.	4,585,557
8,877	CACI International, Inc., Class A(a)	3,586,840
57,996	Calix, Inc.(a)	2,022,321
60,776	Ciena Corp.(a)	5,154,412
83,166	Clear Secure, Inc.	2,215,542
53,303	Coherent Corp.(a)	5,049,394
32,531	Digi International, Inc.(a)	983,412
18,325	Euronet Worldwide, Inc.(a)	1,884,543
28,315	MAXIMUS, Inc.	2,113,715
69,801	ON Semiconductor Corporation(a)	4,400,953
54,795	SolarWinds Corp.(a)	780,829
		36,773,575
	Utilities - 4.1%
59,859	California Water Service Group	2,713,408
40,621	Evergy, Inc.	2,500,223
89,561	OGE Energy Corporation	3,694,392

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	Utilities - 4.1% (Continued)
23,076	Ormat Technologies, Inc.	$1,562,707
19,720	Pinnacle West Capital Corporation	1,671,664
29,652	SJW Group	1,459,471
		13,601,865

	TOTAL COMMON STOCKS (Cost $315,626,008)	328,982,008

	PREFERRED STOCKS — 0.0%(c)
	Energy - 0.0%(c)
1,652,084	Thermoenergy Corp (a)(b)
	TOTAL PREFERRED STOCKS (Cost $1,577,634)	—

	TOTAL INVESTMENTS - 99.8% (Cost $317,203,642)	$328,982,008
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	546,243
	NET ASSETS - 100.0%	$329,528,251

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.

(c)	Percentage rounds to less than 0.1%.